Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings/ (Loss) per Share (Table)

	Years ended December 31,
	2021	2022	2023
Income :
Net income	$680,530	$565,999	$173,556

Basic earnings per share:
Weighted average common shares outstanding, basic	101,183,829	102,153,255	98,457,929
Basic earnings per share	$6.73	$5.54	$1.76

Effect of dilutive securities:
Dillutive effect of non vested shares	295,243	383,711	470,082
Weighted average common shares outstanding, diluted	101,479,072	102,536,966	98,928,011

Diluted earnings per share	$6.71	$5.52	$1.75